Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds from IPO		$ 115,000,000
Proceeds allocated to Public Warrants		(5,750,000)
Ordinary share issuance costs		(11,284,247)
Remeasurement adjustment of carrying value to redemption value		17,034,247
Ordinary shares subject to possible redemption	$ 115,000,000
Accretion of carrying value to redemption value	1,762,710
Ordinary shares subject to possible redemption	$ 116,762,710	$ 115,000,000